Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Taxation
19.	Taxation

(a)	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the subsidiary to the Company is not subject to withholding tax in Hong Kong.

British Virgin Islands

The Group’s subsidiary incorporated in the British Virgin Islands is not subject to income or capital gains tax under the current laws of the British Virgin Islands. In addition, payment of dividends by the British Virgin Islands subsidiaries to their respective shareholders who are not resident in the British Virgin Islands, if any, is not subject to withholding tax in the British Virgin Islands.

United States

The Group’s subsidiaries incorporated in State of California, United States are subject to different income tax rates according to the business types of the subsidiaries.

(i)	The California income tax rate for C corporations, other than banks and financial institutions, is 8.84%.

(ii)	A limited liability company (“LLC”) that is doing business or organized in California must pay a minimum annual tax of US$0.8. If the LLC makes more than US$250 total California income, additional LLC fee need to be paid.

Additionally, the United States taxes resident corporations at a flat rate of 21%.

PRC

Under the Enterprise Income Tax Law (“EIT Law”) in the PRC, domestic companies are subject to EIT at a uniform rate of 25%. The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to the statutory income tax rate at 25% unless otherwise specified.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “place of effective management” within China is considered a China resident enterprise for Chinese enterprise income tax purposes. A China resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the New EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for 2008 EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%. Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. As of December 31, 2024 and 2025, there was no retained earnings from consolidated level of all the foreign subsidiaries. And thus, the Company has not provided for deferred tax liabilities on undistributed earnings.

Income/(loss) before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Non-PRC	(16,593)	(36,513)	(84,748)
PRC	(78,400)	57,161	(21,518)
Total	(94,993)	20,648	(106,266)

The Group had minimal current income tax expense for the years ended December 31, 2023, 2024 and 2025, as most of the companies in the Group either made a loss or had tax loss carried forward to net against taxable income in the respective years.

Income tax benefit consists of the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax benefit	(1,889)	(7,655)	(20,260)
Total income tax benefit	(1,889)	(7,655)	(20,260)

The actual income tax benefit reported in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for each of years ended December 31, 2023, 2024 and 2025 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income/(loss) before income taxes due to the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
(Loss)/income before income tax	(94,993)	20,648	(106,266)

Income tax (benefit)/expense computed at PRC statutory tax rate	(23,748)	5,162	(26,567)
Tax effects of:
-Tax rate differential not subject to PRC income tax	3,172	2,145	19,078
-Permanent difference	14,424	205	495
-Change in valuation allowance	6,339	(7,568)	7,550
-Late payment surcharge on uncertain tax position	(2,118)	(7,937)	(20,868)
-Others	42	338	52
Total income tax benefit	(1,889)	(7,655)	(20,260)
(b)	Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Net operating loss carrying forward	131,486	150,777
Allowance for credit losses	247,404	238,613
Payroll and accrued expenses	7,750	3,993
Deductible advertisement expenses	881	—
Equity investment impairment	62,945	76,896
Intangible assets (Note (i))	20,949	17,408
Accounts payable write-off benefit	(88,262)	(96,984)
Gross deferred tax assets	383,153	390,703
Less: valuation allowance	(383,153)	(390,703)
Net deferred tax assets	—	—

(i)	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted in a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

The movements of the valuation allowance are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(384,382)	(390,721)	(383,153)
Changes of valuation allowance	(6,339)	7,568	(7,550)
Balance at the end of the year	(390,721)	(383,153)	(390,703)

As of December 31, 2025, the valuation allowance of RMB390,703 was related to the deferred income tax asset of the Group’s certain subsidiaries, VIEs and the VIEs’ subsidiaries established in PRC. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forwards of the Company’s PRC subsidiaries amounted to RMB593,246 as of December 31, 2025, of which RMB215,794, RMB112,151, RMB97,394, RMB83,642 and RMB84,265 will expire if unused by December 31, 2026, 2027, 2028, 2029 and 2030, respectively.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2023, 2024 2025 is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(30,772)	(28,654)	(21,176)
Changes of unrecognized tax benefits	2,118	7,478	21,176
Balance at the end of the year	(28,654)	(21,176)	—

As of December 31, 2024 and 2025, RMB21,176 and nil of unrecognized tax benefits are related to uncertainty with regards to the deductibility of certain business expenses incurred as well as recognition of certain income for tax purpose, respectively. Those, if recognized, would affect the effective tax rate. The unrecognized tax benefits as of December 31, 2023 and 2024 were included in other non-current liabilities. As of December 31, 2025, the Group did not have any significant unrecognized uncertain tax positions. The Group does not anticipate any significant increase to our liability for unrecognized tax benefits within the next 12 months. Interest and penalties related to income tax matters, if any, is included in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years for tax underpayment due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitations is 10 years. There is no statute of limitations for tax evasions.